Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Beginning balance		$ 1,976,851	$ 2,023,402
Foreign exchange		101,898	(46,551)
Reduction during the period	[1]	(2,402)
Impairment			0	$ 0
Ending balance		2,076,347	1,976,851	2,023,402
Merchant Solutions
Goodwill [Line Items]
Beginning balance	[2]	637,446	637,446
Foreign exchange	[2]	0	0
Reduction during the period	[1],[2]	(2,402)
Ending balance	[2]	635,044	637,446	637,446
Digital Wallets
Goodwill [Line Items]
Beginning balance	[3]	1,339,405	1,385,956
Foreign exchange	[3]	101,898	(46,551)
Reduction during the period	[1],[3]	0
Ending balance	[3]	$ 1,441,303	$ 1,339,405	$ 1,385,956

[1]	Reductions to goodwill within the Merchant Solutions segment relate to the sale of the direct marketing payment processing business line (See Note 12). Goodwill was allocated using a fair value allocation methodology which considered an income and market approach (a Level 3 measurement) as well as the fair value consideration of the disposed business (a Level 2 measurement).
[2]	Accumulated impairment loss was $1,159,145 for all periods presented within the Merchant Solutions segment.
[3]	Accumulated impairment loss was $723,042 for all periods presented within the Digital Wallets segment.